Submission	Jul. 14, 2026
Submission [Line Items]
Central Index Key	0000901243
Registrant Name	BLACKROCK MUNIASSETS FUND, INC.
Registration File Number	333-296185
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES